NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund
Amundi NVIT Multi Sector Bond Fund (formerly,
NVIT Multi Sector Bond Fund)
BlackRock NVIT Equity Dividend Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities
Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Bond Index Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT
Large Cap Growth Fund)
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund

NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
Templeton NVIT International Value Fund

Supplement dated December 5, 2019
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”)
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 4, 2019 (the “Meeting”), the Board approved the termination of Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) as a subadviser to the Fund, effective on or about January 20, 2020 (the “Effective Date”). Wells Capital Management, Inc. will continue to subadvise the Fund.

2.	As of the Effective Date, the SAI is amended as follows:

a.	All references to, and information regarding, Neuberger Berman, only as they relate to the Fund in the SAI, are deleted in their entirety.

b.	The Fund is renamed the “NVIT Wells Fargo Discovery Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE